Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Computer and software	498	350
Office furniture and equipment	376	307
Leasehold improvements	359	344
	1,233	1,001
Less - accumulated depreciation	(508)	(376)

Property and equipment, net	725	625